Schedule of operating segments (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax	$ (18,503)
Income tax credit
Loss for the financial year	(18,503)
Segment liabilities	18,503	$ 18,503
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss from operations		(2,480,893)	$ (2,355,731)
Finance costs		(48,283)	(42,844)
Loss before tax		(2,529,176)	(2,398,575)
Income tax credit		(95,562)	7,414
Loss for the financial year		(2,624,738)	(2,391,161)
Segment assets	7,133,637	7,133,637	6,700,933
Segment liabilities	8,249,553	8,249,553	5,249,941
Amortisation of intangible assets		163,093	44,807
Amortisation of right-of-use assets		500,144	403,019
Additional of property, plant and equipment		83,772	221,317
Depreciation of property, plant and equipment		465,287	455,613
Property, plant and equipment written off			14,083
Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue		(736,233)	(652,366)
Loss from operations
Finance costs
Loss before tax
Income tax credit
Loss for the financial year
Segment assets	(8,892,075)	(8,892,075)	(6,543,765)
Segment liabilities	(8,666,225)	(8,666,225)	(6,383,376)
Amortisation of intangible assets
Amortisation of right-of-use assets
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Property, plant and equipment written off
Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue		3,371,037	2,403,552
Loss from operations		(2,480,893)	(2,355,731)
Finance costs		(48,283)	(42,844)
Loss before tax		(2,529,176)	(2,398,575)
Income tax credit		(95,562)	7,414
Loss for the financial year		(2,624,738)	(2,391,161)
Segment assets	7,133,637	7,133,637	6,700,933
Segment liabilities	8,249,553	8,249,553	5,249,941
Amortisation of intangible assets		163,093	44,807
Amortisation of right-of-use assets		500,144	403,019
Additional of property, plant and equipment		83,772	221,317
Depreciation of property, plant and equipment		465,287	455,613
Property, plant and equipment written off			14,083
Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		3,396,367	2,577,255
Loss from operations		32,555	(381,848)
Finance costs		(22,825)	(6,944)
Loss before tax		9,730	(388,792)
Income tax credit		(93,487)	7,414
Loss for the financial year		(83,757)	(381,378)
Segment assets	2,507,576	2,507,576	1,888,659
Segment liabilities	3,432,954	3,432,954	2,676,331
Amortisation of intangible assets			31
Amortisation of right-of-use assets		199,618	141,762
Additional of property, plant and equipment		35,675	75,773
Depreciation of property, plant and equipment		58,580	67,906
Property, plant and equipment written off			14,083
Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		613,490	393,419
Loss from operations		(977,212)	(1,130,176)
Finance costs		(6,253)	(12,240)
Loss before tax		(983,465)	(1,142,416)
Income tax credit		(2,075)
Loss for the financial year		(985,540)	(1,142,416)
Segment assets	3,628,762	3,628,762	2,893,474
Segment liabilities	7,084,309	7,084,309	5,194,755
Amortisation of intangible assets
Amortisation of right-of-use assets		121,530	117,110
Additional of property, plant and equipment		41,989	42,013
Depreciation of property, plant and equipment		386,024	370,197
Property, plant and equipment written off
All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		97,413	85,244
Loss from operations		(1,536,236)	(843,707)
Finance costs		(19,205)	(23,660)
Loss before tax		(1,555,441)	(867,367)
Income tax credit
Loss for the financial year		(1,555,441)	(867,367)
Segment assets	9,889,374	9,889,374	8,462,565
Segment liabilities	$ 6,398,515	6,398,515	3,762,231
Amortisation of intangible assets		163,093	44,776
Amortisation of right-of-use assets		178,996	144,147
Additional of property, plant and equipment		6,108	103,531
Depreciation of property, plant and equipment		20,683	17,510
Property, plant and equipment written off
External sales [member] | Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue		3,371,037	2,403,552
External sales [member] | Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		3,353,006	2,390,113
External sales [member] | Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		1,824	523
External sales [member] | All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		16,207	12,916
Inter segment sales [member] | Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue		(736,233)	(652,366)
Inter segment sales [member] | Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		43,361	187,142
Inter segment sales [member] | Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		611,666	392,896
Inter segment sales [member] | All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue		$ 81,206	$ 72,328